Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents per Statement of Cash Flows

		December 31, 2023	December 31, 2022
	Note	€m	€m
Cash and cash equivalents in the Statement of Financial Position		412.9	369.7
Bank overdraft	21	(13.2)	(2.9)
Cash and cash equivalents per Consolidated Statement of Cash Flows		399.7	366.8